Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available for Sale
Available for Sale, Amortized Cost	$ 119,315	$ 50,601
Available for Sale, Gross Unrealized Gains	956	547
Available for Sale, Gross Unrealized (Losses)	(303)	(790)
Available for Sale, Market Value	119,968	50,358
Held to Maturity
Held to Maturity, Amortized Cost	790	2,255
Held to Maturity, Market Value	908
US Treasury Securities and Obligations of US Government Corporations and Agencies [Member]
Available for Sale
Available for Sale, Amortized Cost	31,221	7,111
Available for Sale, Gross Unrealized Gains	58	36
Available for Sale, Gross Unrealized (Losses)	(57)	(105)
Available for Sale, Market Value	31,222	7,042
Municipal Notes [Member]
Available for Sale
Available for Sale, Amortized Cost	22,894	13,694
Available for Sale, Gross Unrealized Gains	369	216
Available for Sale, Gross Unrealized (Losses)	(129)	(301)
Available for Sale, Market Value	23,134	13,609
Held to Maturity
Held to Maturity, Amortized Cost	790	2,255
Held to Maturity Securities, Gross Unrealized Gains	118	145
Held to Maturity Securities, Gross Unrealized (Losses)
Held to Maturity, Market Value	908	2,400
Corporate Securities [Member]
Available for Sale
Available for Sale, Amortized Cost	1,549	1,085
Available for Sale, Gross Unrealized Gains	12	12
Available for Sale, Gross Unrealized (Losses)
Available for Sale, Market Value	1,561	1,097
Mortgage Backed Securities [Member]
Available for Sale
Available for Sale, Amortized Cost	63,648	28,708
Available for Sale, Gross Unrealized Gains	515	279
Available for Sale, Gross Unrealized (Losses)	(117)	(384)
Available for Sale, Market Value	64,046	28,603
Equity Securities [Member]
Available for Sale
Available for Sale, Amortized Cost	3	3
Available for Sale, Gross Unrealized Gains	2	4
Available for Sale, Gross Unrealized (Losses)
Available for Sale, Market Value	$ 5	$ 7